Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 7,425	$ 7,057
Accrued research and development expenses	6,700	11,771
Accrued selling and marketing expenses	3,828	4,340
Accrued administrative and other general expenses	4,506	4,078
Deferred government incentives	2,215	1,755
Others	2,977	2,715
Other payables, accruals and advance receipts	$ 27,651	$ 31,716